Delaware Emerging Markets Fund
Delaware Emerging Markets Fund
What is the Fund’s investment objective?
Delaware Emerging Markets Fund seeks long-term capital appreciation.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Delaware Emerging Markets Fund	Class A	Class C		Class R	Institutional Class	Class R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none	none	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Delaware Emerging Markets Fund		Class A	Class C	Class R	Institutional Class	Class R6
Management fees		1.14%	1.14%	1.14%	1.14%	1.14%
Distribution and service (12b-1) fees		0.25%	1.00%	0.50%	none	none
Other expenses		0.24%	0.24%	0.24%	0.24%	0.12%	[1]
Total annual fund operating expenses		1.63%	2.38%	1.88%	1.38%	1.26%
Fee waivers and expense reimbursements	[2]	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.62%	2.37%	1.87%	1.37%	1.25%
[1]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[2]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.37% of the Fund’s average daily net assets from March 29, 2019 through March 29, 2020 for all share classes other than Class R6, and 1.25% of the Fund’s Class R6 shares’ average daily net assets from March 29, 2019 through March 29, 2020. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Delaware Emerging Markets Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	730	1,059	1,410	2,396
Class C	340	742	1,270	2,715
Class R	190	590	1,015	2,200
Institutional Class	139	436	754	1,657
Class R6	127	399	691	1,522

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Delaware Emerging Markets Fund | Class C | USD ($)	240	742	1,270	2,715

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

The Fund invests primarily in a broad range of equity securities of companies located in emerging market countries. Emerging market countries include those currently considered to be developing by the World Bank, the United Nations, or the countries’ governments. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central America, South America, and Africa. Under normal circumstances, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in emerging market issuers (80% policy). The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change. The Fund may invest in companies of any size and may invest more than 25% of its total assets in the securities of issuers located in the same country. The Fund will primarily invest in countries included in the MSCI Emerging Markets Index. Benchmark weightings may result in the Fund investing over 25% in any one country. The Fund may invest significantly in the Asia-Pacific region, which consists of Hong Kong, the People’s Republic of China, Republic of Korea, and Taiwan, among other countries.  As a result, the Fund’s investments in the region may be particularly susceptible to risks in that region.

Although the Fund invests primarily in companies from countries considered to be emerging, the Fund will also invest in companies that are not in emerging countries: (1) if the Manager believes that the performance of a company or its industry will be influenced by opportunities in the emerging markets; (2) to maintain exposure to industry segments where the Manager believes there are not satisfactory investment opportunities in emerging countries; and (3) if the Manager believes there is the potential for significant benefit to the Fund.

The Manager believes that although market price and intrinsic business value are positively correlated in the long run, short-term divergences can emerge. The Fund seeks to take advantage of these divergences through a fundamental, bottom-up approach. The Fund invests in securities of companies that the Manager believes have sustainable franchises when they are trading at a discount to the Manager’s intrinsic value estimate for that security.

The Manager defines sustainable franchises as those companies with potential to earn excess returns above their cost of capital over the long run. Sustainability analysis involves identification of a company’s source of competitive advantage and the ability of its management to maximize its return potential. The Manager prefers companies with large market opportunities in which to deploy capital, providing opportunities to grow faster than the overall economy.

Intrinsic value assessment is quantitatively determined through a variety of valuation methods including discounted cash flow, replacement cost, private market transaction, and multiples analysis.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs;  foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

Geographic focus risk — The risk that local political and economic conditions could adversely affect the performance of a fund investing a substantial amount of assets in securities of issuers located in a single country or a limited number of countries. Adverse events in any one country within the Asia-Pacific region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on a fund than if the fund were more geographically diversified, which could result in greater volatility in the fund’s net asset value and losses. Markets in the greater China region can experience significant volatility due to social, economic, regulatory, and political uncertainties.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Growth stock risk — Growth stocks (such as those in the information technology sector) reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

How has Delaware Emerging Markets Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/performance.

Calendar year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 35.10% for the quarter ended June 30, 2009, and its lowest quarterly return was -25.52% for the quarter ended Sept. 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average annual total returns for periods ended December 31, 2018
Average Annual Total Returns - Delaware Emerging Markets Fund	Label	1 Year	5 Years	10 Years	Lifetime
MSCI Emerging Markets Index (net) (reflects no deduction for fees or expenses)		(14.57%)	1.65%	8.02%
MSCI Emerging Markets Index (gross) (reflects no deduction for fees, expenses, or taxes)		(14.24%)	2.03%	8.39%
Class A		(22.07%)	0.44%	8.50%
Class A | After Taxes on Distributions		(22.00%)	0.30%	8.37%
Class A | After Taxes on Distributions and Sales		(12.89%)	0.44%	7.07%
Class C		(18.76%)	0.88%	8.34%
Class R	(lifetime: 8/31/09–12/31/18)	(17.54%)	1.39%		4.93%
Institutional Class		(17.09%)	1.90%	9.43%
Class R6	(lifetime: 5/2/16–12/31/18)	(17.01%)			9.68%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Global Value Fund
Delaware Global Value Fund
What is the Fund’s investment objective?
Delaware Global Value Fund seeks long-term capital appreciation.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Delaware Global Value Fund	Class A	Class C		Class R	Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Delaware Global Value Fund		Class A	Class C	Class R	Institutional Class
Management fees		0.85%	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees		0.25%	1.00%	0.50%	none
Other expenses		1.15%	1.15%	1.15%	1.15%
Total annual fund operating expenses		2.25%	3.00%	2.50%	2.00%
Fee waivers and expense reimbursements	[1]	(0.85%)	(0.85%)	(0.85%)	(0.85%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.40%	2.15%	1.65%	1.15%
[1]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.15% of the Fund’s average daily net assets from March 29, 2019 through March 29, 2020. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Delaware Global Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	709	1,161	1,638	2,949
Class C	318	848	1,503	3,258
Class R	168	698	1,254	2,772
Institutional Class	117	545	999	2,259

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Delaware Global Value Fund | Class C | USD ($)	218	848	1,503	3,258

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio. During the next fiscal year, the Fund’s portfolio managers intend to reposition the Fund’s investment portfolio in accordance with its investment objective and strategies. As a result, the Fund generally expects to have a portfolio turnover rate over 100% for the next fiscal year.

What are the Fund’s principal investment strategies?

The Fund seeks to achieve its objective by investing primarily in US and non-US companies, which may include companies located or operating in developed or emerging countries. Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of issuers located throughout the world, including the United States, and the Fund will invest at least 40% of its net assets in non-US securities.

The Fund may invest in companies across all market capitalizations, although the Fund will typically invest in mid- and large-cap equity securities. More than 25% of the Fund’s total assets may be invested in the securities of issuers located in the same country; however, the Fund will limit investments in emerging market securities to 25% of the Fund’s net assets.

In selecting investments for the Fund:

•     The Manager searches for undervalued companies that have potential for improvement that is not yet recognized by others in the marketplace. These opportunities may exist because of temporary company-specific problems, or because the companies are in industries that may be out of favor.

•     The Manager believes that the potential for exceptional returns can be realized by assembling a global portfolio of fundamentally strong companies that have superior business prospects and that are priced below the Manager’s estimate of intrinsic value.

•     Fundamental research and analysis are the driving forces behind each security chosen by the Manager. Security selection is based on relative value comparisons, applying the Manager’s understanding of industry cycles, global competitors, and company-specific variables. The investment process combines quantitative valuation screens with traditional in-depth fundamental analysis, experienced judgment, and patience.

•     The Manager places great emphasis on those securities it believes can offer the best long-term appreciation within a three- to five-year horizon. The Manager constructs a portfolio on a stock-by-stock basis, and the holdings are diversified across market capitalization, geography, and economic sectors.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs;  foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

Geographic focus risk — The risk that local political and economic conditions could adversely affect the performance of a fund investing a substantial amount of assets in securities of issuers located in a single country or a limited number of countries.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

How has Delaware Global Value Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/performance.

As of the date of this Prospectus, there are no Class R shares outstanding.

Calendar year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 20.69% for the quarter ended Sept. 30, 2009, and its lowest quarterly return was -20.99% for the quarter ended Sept. 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average annual total returns for periods ended December 31, 2018
Average Annual Total Returns - Delaware Global Value Fund	1 Year	5 Years	10 Years
MSCI World Index (net) (reflects no deduction for fees or expenses)	(8.71%)	4.56%	9.67%
MSCI World Index (gross) (reflects no deduction for fees or expenses)	(8.20%)	5.14%	10.29%
Class A	(21.55%)	(0.91%)	6.49%
Class A | After Taxes on Distributions	(22.41%)	(1.30%)	6.23%
Class A | After Taxes on Distributions and Sales	(12.03%)	(0.64%)	5.31%
Class C	(18.24%)	(0.50%)	6.32%
Institutional Class	(16.61%)	0.51%	7.39%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware International Value Equity Fund
Delaware International Value Equity Fund
What is the Fund’s investment objective?
Delaware International Value Equity Fund seeks long-term growth without undue risk to principal.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Delaware International Value Equity Fund	Class A	Class C		Class R	Institutional Class	Class R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none	none	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Delaware International Value Equity Fund		Class A	Class C	Class R	Institutional Class	Class R6
Management fees		0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees		0.25%	1.00%	0.50%	none	none
Other expenses		0.23%	0.23%	0.23%	0.23%	0.17%	[1]
Total annual fund operating expenses		1.33%	2.08%	1.58%	1.08%	1.02%
Fee waivers and expense reimbursements	[2]	none	none	none	none	none
Total annual fund operating expenses after fee waivers and expense reimbursements		1.33%	2.08%	1.58%	1.08%	1.02%
[1]	“Other Expenses” for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a Share Class.”
[2]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.09% of the Fund’s average daily net assets from March 29, 2019 through March 29, 2020 other than Class R6, and 1.03% of the Fund's Class R6 shares average daily net assets from March 29, 2019 through March 29, 2020. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Delaware International Value Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	703	972	1,262	2,084
Class C	311	652	1,119	2,410
Class R	161	499	860	1,878
Institutional Class	110	343	595	1,317
Class R6	104	325	563	1,248

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Delaware International Value Equity Fund | Class C | USD ($)	211	652	1,119	2,410

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio. During the next fiscal year, the Fund’s portfolio managers intend to reposition the Fund’s investment portfolio in accordance with its investment objective and strategies. As a result, the Fund generally expects to have a portfolio turnover rate over 100% for the next fiscal year.

What are the Fund’s principal investment strategies?

The Fund invests primarily in equity securities that provide the potential for capital appreciation. Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of issuers that are organized, have a majority of their assets, or generate the majority of their operating income outside the United States. The Fund may invest more than 25% of its total assets in the securities of issuers located in the same country. The Fund may invest up to 15% of its total assets in emerging markets securities.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (80% policy). The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

The portfolio management team searches for undervalued companies that have potential for improvement that has not yet been recognized by others in the marketplace. These opportunities may exist because of temporary company-specific problems or because the companies are in industries that may be out of favor.

The portfolio management team believes that the potential for strong returns can be realized by assembling an international portfolio of fundamentally strong companies that have superior business prospects and that are priced below the team’s estimate of intrinsic value. The portfolio management team focuses on out-of-favor stocks that have the potential to realize their intrinsic value within a three- to five-year horizon.

In selecting investments for the Fund:

•      Fundamental research and analysis are the driving forces behind each security chosen by the portfolio management team. Security selection is based on relative value comparisons, applying the team’s understanding of industry cycles, global competitors, and company-specific variables. The investment process combines quantitative valuation screens with traditional in-depth fundamental analysis, experienced judgment, and patience.

•      The portfolio management team places great emphasis on those securities it believes can offer the best long-term appreciation within a three- to five-year horizon. The team constructs the portfolio on a stock-by-stock basis, and the holdings are diversified across market capitalization, geography, and economic sector.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs;  foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

Geographic focus risk — The risk that local political and economic conditions could adversely affect the performance of a fund investing a substantial amount of assets in securities of issuers located in a single country or a limited number of countries.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

How has Delaware International Value Equity Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/performance.

Calendar year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 22.07% for the quarter ended June 30, 2009, and its lowest quarterly return was -25.22% for the quarter ended Sept. 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Class R6 shares have not commenced operations as of the date of this Prospectus and therefore no average annual returns are shown below for this share class.

Average annual total returns for periods ended December 31, 2018
Average Annual Total Returns - Delaware International Value Equity Fund	Label	1 Year	5 Years	10 Years	Lifetime
MSCI EAFE Index (net) (reflects no deduction for fees or expenses)		(13.79%)	0.53%	6.32%
MSCI EAFE Index (gross) (reflects no deduction for fees or expenses)		(13.36%)	1.00%	6.81%
Class A		(22.62%)	(1.89%)	5.03%
Class A | After Taxes on Distributions		(22.91%)	(2.19%)	4.80%
Class A | After Taxes on Distributions and Sales		(12.96%)	(1.30%)	4.17%
Class C		(19.34%)	(1.48%)	4.88%
Class R		(18.14%)	(0.97%)	5.42%
Institutional Class		(17.75%)	(0.48%)	5.93%
Class R6	(lifetime: 3/29/18 – 12/31/18)				(15.98%)

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware International Small Cap Fund
Delaware International Small Cap Fund
What is the Fund’s investment objective?
Delaware International Small Cap Fund seeks long-term capital appreciation.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Delaware International Small Cap Fund	Class A	Class C		Class R	Institutional Class	Class R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none	none	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Delaware International Small Cap Fund		Class A	Class C	Class R	Institutional Class	Class R6
Management fees		0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees		0.25%	1.00%	0.50%	none	none
Other expenses		0.62%	0.62%	0.62%	0.62%	0.50%	[1]
Total annual fund operating expenses		1.72%	2.47%	1.97%	1.47%	1.35%
Fee waivers and expense reimbursements	[2]	(0.35%)	(0.35%)	(0.35%)	(0.35%)	(0.35%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.37%	2.12%	1.62%	1.12%	1.00%
[1]	“Other expenses” for Class R6 shares are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of the prospectus entitled “Choosing a share class.”
[2]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.12% of the Fund’s average daily net assets from March 29, 2019 through March 29, 2020 for all share classes other than Class R6, and 1.00% of the Fund’s Class R6 shares’ average daily net assets from March 29, 2019 through March 29, 2020. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Delaware International Small Cap Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	706	1,054	1,424	2,461
Class C	315	736	1,284	2,780
Class R	165	584	1,030	2,268
Institutional Class	114	430	769	1,727
Class R6	102	393	706	1,593

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Delaware International Small Cap Fund | Class C | USD ($)	215	736	1,284	2,780

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

The Fund seeks to achieve its investment objective by investing primarily in common stocks of non-US companies, which may include companies located or operating in developed or emerging markets. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in small-capitalization equity securities (80% policy). The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

The Manager currently invests primarily in smaller market capitalization companies domiciled outside of the United States. The Manager considers companies with a market capitalization of $5 billion or less to be small-cap companies. The Fund may continue to hold the securities of a small-cap company even if the company’s current market cap exceeds $5 billion.

The Fund will invest at least 40% of its net assets in non-US securities. While the Fund invests primarily in developed markets (ex-US), the Fund may invest up to 30% of its net assets in emerging markets. The Fund will primarily invest in countries included in the MSCI ACWI ex USA Small Cap Index. Benchmark weightings may result in the Fund investing over 25% in any one country.

Using a bottom-up approach, the Manager will seek to select securities of companies that it believes are undergoing positive fundamental change, which may lead to better-than-expected earnings growth. The Manager believes that the magnitude and duration of growth driven by positive fundamental change is often underestimated and that the shares of companies experiencing such a change typically will continue to experience relative price strength and continue to outperform the broader market. The Manager may sell a security if it no longer believes that the security is likely to contribute to meeting the investment objective of the Fund or if there are other opportunities that appear more attractive.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs;  foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

How has Delaware International Small Cap Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/performance.

Effective Nov. 30, 2016, the Fund was repositioned as an international small-cap equity fund and changed its broad-based securities market index to the MSCI ACWI (All Country World Index) ex USA Small Cap Index. The returns prior to Nov. 30, 2016 do not reflect these changes and accordingly, the performance shown in the bar chart and average annual total return table prior to that date may not be indicative of future returns.

Calendar year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 21.59% for the quarter ended June 30, 2009, and its lowest quarterly return was -22.07% for the quarter ended Dec. 31, 2018. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2018*
Average Annual Total Returns - Delaware International Small Cap Fund	Label	1 Year	5 Years	10 Years	Lifetime
MSCI ACWI ex USA Small Cap Index (net) (reflects no deduction for fees, expenses, or taxes)		(18.20%)	1.96%	10.02%
MSCI ACWI ex USA Small Cap Index (gross) (reflects no deduction for fees, expenses, or taxes)		(17.89%)	2.33%	10.41%
Class A		(28.10%)	1.14%	10.75%
Class A | After Taxes on Distributions		(28.10%)	(3.12%)	7.94%
Class A | After Taxes on Distributions and Sales		(16.63%)	0.34%	8.39%
Class C	(lifetime: 12/29/10–12/31/18	(24.90%)	1.59%		5.11%
Class R	(lifetime: 12/29/10–12/31/18)	(23.80%)	2.09%		5.62%
Institutional Class		(23.43%)	2.61%	11.64%
Class R6	(lifetime: 6/30/17–12/31/18)	(23.40%)			(4.46%)

*The performance prior to Nov. 30, 2016 was based upon a focus global growth strategy.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.